Unaudited Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive (loss) income	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2021			250,347,345
Beginning balance at Dec. 31, 2021	$ 16,647,360	$ 16,570,743	$ 3,024	$ 8,522,694	$ (285,901)	$ (79,335)	$ 8,410,261	$ 76,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(580)							(580)
Repurchase of shares	(1,458)	(1,458)			(1,458)
Ordinary shares issued, net of tax withholdings	(10,494)	(10,494)		(30,744)	27,713		(7,463)
Share-based compensation	54,381	54,381		54,381
Total comprehensive income (loss)	(1,577,858)	(1,578,743)				82,261	(1,661,004)	885
Ending balance (in shares) at Jun. 30, 2022			250,347,345
Ending balance at Jun. 30, 2022	15,111,351	15,034,429	$ 3,024	8,546,331	(259,646)	2,926	6,741,794	76,922
Beginning balance (in shares) at Mar. 31, 2022			250,347,345
Beginning balance at Mar. 31, 2022	14,729,778	14,653,130	$ 3,024	8,541,022	(273,320)	(25,687)	6,408,091	76,648
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(462)							(462)
Ordinary shares issued, net of tax withholdings	(14,019)	(14,019)		(21,570)	13,674		(6,123)
Share-based compensation	26,879	26,879		26,879
Total comprehensive income (loss)	369,175	368,439				28,613	339,826	736
Ending balance (in shares) at Jun. 30, 2022			250,347,345
Ending balance at Jun. 30, 2022	15,111,351	15,034,429	$ 3,024	8,546,331	(259,646)	2,926	6,741,794	76,922
Beginning balance (in shares) at Dec. 31, 2022			250,347,345
Beginning balance at Dec. 31, 2022	16,195,050	16,117,507	$ 3,024	8,586,034	(254,699)	108,226	7,674,922	77,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(6,055)							(6,055)
Repurchase of shares	(796,845)	(796,845)			(796,845)
Ordinary shares issued, net of tax withholdings	(6,856)	(6,856)		(30,410)	25,470		(1,916)
Share-based compensation	48,669	48,669		48,669
Total comprehensive income (loss)	956,545	949,397				24,398	924,999	7,148
Ending balance (in shares) at Jun. 30, 2023			250,347,345
Ending balance at Jun. 30, 2023	16,390,508	16,311,872	$ 3,024	8,604,293	(1,026,074)	132,624	8,598,005	78,636
Beginning balance (in shares) at Mar. 31, 2023			250,347,345
Beginning balance at Mar. 31, 2023	16,123,623	16,045,416	$ 3,024	8,590,697	(731,517)	78,439	8,104,773	78,207
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(3,547)							(3,547)
Repurchase of shares	(296,109)	(296,109)			(296,109)
Ordinary shares issued, net of tax withholdings	(6,320)	(6,320)		(8,210)	1,552		338
Share-based compensation	21,806	21,806		21,806
Total comprehensive income (loss)	551,055	547,079				54,185	492,894	3,976
Ending balance (in shares) at Jun. 30, 2023			250,347,345
Ending balance at Jun. 30, 2023	$ 16,390,508	$ 16,311,872	$ 3,024	$ 8,604,293	$ (1,026,074)	$ 132,624	$ 8,598,005	$ 78,636